ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.0%

Aerospace/Defense – 8.2%
Boeing Co. (The)	3,896	$1,482,311
General Dynamics Corp.	6,543	1,195,602
Northrop Grumman Corp.	2,036	763,073
United Technologies Corp.	10,316	1,408,340
Total Aerospace/Defense		4,849,326

Agriculture – 3.3%
Philip Morris International, Inc.	25,841	1,962,107

Auto Manufacturers – 1.0%
General Motors Co.	15,496	580,790

Banks – 12.6%
Bank of America Corp.	47,416	1,383,125
Bank of New York Mellon Corp. (The)	26,588	1,202,044
Goldman Sachs Group, Inc. (The)	5,810	1,204,006
JPMorgan Chase & Co.	17,460	2,054,867
PNC Financial Services Group, Inc. (The)	11,423	1,601,048
Total Banks		7,445,090

Commercial Services – 1.8%
IHS Markit Ltd.*	15,686	1,049,080

Diversified Financial Services – 1.6%
Intercontinental Exchange, Inc.	10,130	934,695

Electric – 4.5%
American Electric Power Co., Inc.	14,331	1,342,671
Xcel Energy, Inc.	20,421	1,325,119
Total Electric		2,667,790

Electronics – 1.9%
Flex Ltd.*	109,783	1,148,879

Food – 2.4%
US Foods Holding Corp.*	34,948	1,436,363

Healthcare - Products – 0.6%
Alcon, Inc. (Switzerland)*	5,726	333,769

Healthcare - Services – 1.8%
Anthem, Inc.	4,364	1,047,796

Insurance – 2.6%
Chubb Ltd.	5,695	919,401
Willis Towers Watson PLC	3,146	607,083
Total Insurance		1,526,484

Internet – 6.8%
Alibaba Group Holding Ltd. (China)*(a)	6,646	1,111,411
Alphabet, Inc., Class A*	1,331	1,625,337
Amazon.com, Inc.*	417	723,874
Facebook, Inc., Class A*	3,233	575,733
Total Internet		4,036,355

Media – 2.4%
Comcast Corp., Class A	30,958	1,395,587

Oil & Gas – 8.9%
Chevron Corp.	17,257	2,046,680
Concho Resources, Inc.	9,487	644,167
EOG Resources, Inc.	12,599	935,098
Marathon Oil Corp.	47,962	588,494
Pioneer Natural Resources Co.	8,502	1,069,297
Total Oil & Gas		5,283,736

Oil & Gas Services – 0.9%
Halliburton Co.	28,666	540,354

Pharmaceuticals – 12.2%
AstraZeneca PLC (United Kingdom)(a)(b)	36,198	1,613,345
Bayer AG (Germany)(a)	35,183	622,387
Cigna Corp.	6,395	970,697
CVS Health Corp.	19,592	1,235,668
Novartis AG (Switzerland)(a)	14,703	1,277,691
Sanofi (France)(a)	32,928	1,525,554
Total Pharmaceuticals		7,245,342

REITS – 3.0%
American Tower Corp.	8,142	1,800,441

Retail – 6.2%
Dollar General Corp.	7,965	1,265,957
Target Corp.	11,042	1,180,500
TJX Cos., Inc. (The)	22,612	1,260,393
Total Retail		3,706,850

Semiconductors – 3.4%
KLA Corp.	4,996	796,612
Texas Instruments, Inc.	9,405	1,215,502
Total Semiconductors		2,012,114

Software – 4.4%
Fidelity National Information Services, Inc.	5,552	737,083
Microsoft Corp.	13,595	1,890,113
Total Software		2,627,196

Telecommunications – 5.5%
Motorola Solutions, Inc.	5,395	919,362
Verizon Communications, Inc.	39,045	2,356,756
Total Telecommunications		3,276,118

Transportation – 1.0%
FedEx Corp.	4,230	615,761
Total Common Stocks
(Cost $55,265,545)		57,522,023

MONEY MARKET FUND – 3.0%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 1.82%(c) (Cost $1,760,578)	1,760,578	1,760,578

Total Investments – 100.0%
(Cost $57,026,123)		59,282,601
Liabilities in Excess of Other Assets – (0.0)%**		(14,356)
Net Assets – 100.0%		$59,268,245

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,621,024; the aggregate market value of the collateral held by the fund is $1,653,575. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,653,575.
(c)	Rate shown reflects the 7-day yield as of September 30, 2019.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$57,522,023	$–	$–	$57,522,023
Money Market Fund	1,760,578	–	–	1,760,578
Total	$59,282,601	$–	$–	$59,282,601

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	8.2%
Agriculture	3.3
Auto Manufacturers	1.0
Banks	12.6
Commercial Services	1.8
Diversified Financial Services	1.6
Electric	4.5
Electronics	1.9
Food	2.4
Healthcare - Products	0.6
Healthcare - Services	1.8
Insurance	2.6
Internet	6.8
Media	2.4
Oil & Gas	8.9
Oil & Gas Services	0.9
Pharmaceuticals	12.2
REITS	3.0
Retail	6.2
Semiconductors	3.4
Software	4.4
Telecommunications	5.5
Transportation	1.0
Money Market Fund	3.0
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.